Revenue from Contract with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of disaggregation of revenue from contracts with customers

The table below shows the disaggregation of the Group’s revenue from contracts with external customers:

	For the year ended December 31, 2022
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Type of goods or service
Revenue from high-value solutions	293,229	—	293,229
Revenue from other containment and delivery solutions	506,423	—	506,423
Revenue from engineering	—	184,028	184,028
Total revenue from contracts with customers	799,652	184,028	983,680

Geographical markets
EMEA	502,066	97,646	599,712
APAC	70,332	29,930	100,262
North America	198,153	52,685	250,838
South America	29,101	3,767	32,868
Total revenue from contracts with customers	799,652	184,028	983,680

Timing of revenue recognition
Goods and services transferred at a point in time	780,903	17,179	798,082
Goods and services transferred over time	18,749	166,849	185,598
Total revenue from contracts with customers	799,652	184,028	983,680

	For the year ended December 31, 2021
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Type of goods or service
Revenue from high-value solutions	207,815	—	207,815
Revenue from other containment and delivery solutions	486,223	—	486,223
Revenue from engineering	—	149,882	149,882
Total revenue from contracts with customers	694,038	149,882	843,920

Geographical markets
EMEA	415,489	77,985	493,474
APAC	79,463	38,284	117,747
North America	175,231	31,730	206,961
South America	23,855	1,883	25,738
Total revenue from contracts with customers	694,038	149,882	843,920

Timing of revenue recognition
Goods and services transferred at a point in time	667,717	35,477	703,194
Goods and services transferred over time	26,321	114,405	140,726
Total revenue from contracts with customers	694,038	149,882	843,920

	For the year ended December 31, 2020
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Type of goods or service
Revenue from high-value solutions	146,332	—	146,332
Revenue from other containment and delivery solutions	418,599	—	418,599
Revenue from engineering	—	97,106	97,106
Total revenue from contracts with customers	564,931	97,106	662,037

Geographical markets
EMEA	338,564	59,575	398,139
APAC	54,433	12,702	67,135
North America	151,418	23,501	174,919
South America	20,516	1,328	21,844
Total revenue from contracts with customers	564,931	97,106	662,037

Timing of revenue recognition
Goods and services transferred at a point in time	553,789	38,417	592,207
Goods and services transferred over time	11,142	58,689	69,830
Total revenue from contracts with customers	564,931	97,106	662,037

Summary of contractual asset from contracts with customer

The following table provides information on contractual asset from contracts with customer:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Trade Receivables	212,734	165,259
Contract Assets	103,417	62,133
Contract Liabilities	(14,847)	(18,771)
Advances From Customers	(26,568)	(23,616)
Total	274,736	185,005